UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22269

Investment Company Act File Number

Eaton Vance National Municipal Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

National Municipal Opportunities Trust

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.9%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,500	$1,508,370
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	1,650	1,670,460

		$3,178,830

Education — 10.3%
Maine Health and Higher Educational Facilities Authority, (Bowdoin College), 5.00%, 7/1/39(1)	$10,440	$11,381,792
New Hampshire Health and Education Facilities Authority, (Dartmouth College), 5.25%, 6/1/39(1)	12,000	13,912,560
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,500	1,706,580
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	3,000	3,397,230
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,090	1,251,734
University of Virginia, 5.00%, 6/1/40	2,650	2,967,603

		$34,617,499

Electric Utilities — 10.2%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$340	$348,184
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 1/1/34	3,650	4,216,297
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	2,815	3,270,636
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	4,540	5,275,616
Matagorda County, TX, Navigation District No. 1, (Central Power and Light Co.), 6.30%, 11/1/29	6,000	6,906,900
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,500	2,633,750
Puerto Rico Electric Power Authority, 5.00%, 7/1/42	1,750	1,753,413
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/38(1)	9,000	9,890,460

		$34,295,256

General Obligations — 2.7%
California, 6.00%, 4/1/38	$5,750	$6,681,040
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,210	2,567,711

		$9,248,751

Hospital — 20.3%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/34	$980	$1,145,297
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	1,000	1,164,590
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	1,120	1,198,915
Harris County, TX, Cultural Education Facilities Finance Corp., (Texas Children’s Hospital), 5.50%, 10/1/39(1)	12,300	13,783,995
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,000	3,816,450
Illinois Finance Authority, (Rush University Medical Center), 6.625%, 11/1/39	2,300	2,831,760
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	1,665	1,871,177
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,915	6,787,995
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 6.00%, 7/1/39	3,400	3,848,460

Security	Principal Amount (000’s omitted)	Value
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	$3,725	$3,793,912
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	1,450	1,475,114
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	4,070	4,252,824
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,000	1,080,820
Norfolk, VA, Economic Development Authority, (Sentara Healthcare), 5.00%, 11/1/43	1,105	1,207,058
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	1,660	1,726,832
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,365	1,494,812
St. Paul, MN, Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	3,750	3,879,112
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	3,150	3,258,738
Tyler, TX, Health Facilities Development Corp., (East Texas Medical Center), 5.375%, 11/1/37	4,500	4,637,385
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	5,000	5,160,900

		$68,416,146

Housing — 4.0%
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(1)	$11,205	$11,602,665
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	1,750	2,004,398

		$13,607,063

Industrial Development Revenue — 15.5%
Alabama Industrial Development Authority, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$5,000	$4,877,650
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,000	3,329,400
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	5,000	5,420,150
Campbell County, WY, (Basin Electric Power Cooperative), 5.75%, 7/15/39	3,000	3,387,180
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	3,420	4,064,088
Gulf Coast, TX, Waste Disposal Authority, (International Paper Co.), (AMT), 6.10%, 8/1/24	2,750	2,759,680
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	3,500	3,514,455
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	8,000	9,221,280
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 5.625% to 6/1/18 (Put Date), 12/1/26	1,800	2,052,702
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	3,000	3,012,090
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(2)	3,070	3,449,698
Owen County, KY, (Kentucky-American Water Co., Inc.), 6.25%, 6/1/39	3,000	3,328,920
Richland County, SC, (International Paper Co.), (AMT), 6.10%, 4/1/23	380	395,265
Sabine River Authority, LA, (International Paper Co.), 6.20%, 2/1/25	205	206,716
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	850	926,653
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,265	1,308,263
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	945	989,897

		$52,244,087

Insured-Other Revenue — 0.5%
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	$1,785	$1,785,714

		$1,785,714

Insured-Special Tax Revenue — 4.1%
Hesperia, CA, Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$295	$243,340
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 6.875%, (0.00% until 10/1/19), 10/1/34	4,000	3,277,720

Security	Principal Amount (000’s omitted)	Value
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$6,000	$4,831,860
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	64,765	5,483,652

		$13,836,572

Insured-Transportation — 7.7%
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$2,885	$3,176,702
Foothill/Eastern Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/30	4,000	1,405,920
Foothill/Eastern Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	500	155,390
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	4,000	1,407,880
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/36	15,000	4,994,100
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	10,000	3,185,300
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,850	8,492,365
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	4,480	1,193,741
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	1,745	436,861
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/37	4,775	1,056,803
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	540	540,000

		$26,045,062

Lease Revenue/Certificates of Participation — 3.3%
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$2,000	$2,398,840
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	7,435	8,604,005

		$11,002,845

Other Revenue — 4.3%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$510	$574,438
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	575	646,973
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	315	356,293
Golden State Tobacco Securitization Corp., CA, 5.30%, (0.00% until 12/1/12), 6/1/37	4,430	3,331,980
Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	4,690	3,770,385
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/40	2,435	2,728,077
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,000	2,028,900
Seminole Tribe, FL, 5.50%, 10/1/24(4)	925	967,134

		$14,404,180

Senior Living/Life Care — 4.4%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$1,295	$1,410,009
Bexar County, TX, Health Facilities Development Corp., (Army Retirement Residence Foundation), 6.20%, 7/1/45	2,000	2,187,780
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	465	518,289
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	925	1,015,030
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32(3)	300	310,236
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37(3)	275	282,403
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	1,705	1,664,285
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.125%, 11/15/26	500	543,230
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 6.50%, 11/15/31	1,600	1,739,088
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	470	530,743

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	$110	$110,002
Mount Vernon, NY, Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	1,000	1,000,160
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	255	267,900
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	735	777,013
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,623,225

		$14,979,393

Special Tax Revenue — 3.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$1,625	$1,725,002
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	3,020	3,213,914
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.50%, 5/1/34	3,020	3,125,458
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	690	774,373
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	665	742,506
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	710	789,286
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	965	990,611
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,615	1,893,055

		$13,254,205

Student Loan — 1.7%
Massachusetts Educational Financing Authority, 6.00%, 1/1/28	$4,960	$5,665,014

		$5,665,014

Transportation — 11.1%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/34	$1,365	$1,508,339
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	325	364,917
Central Texas Regional Mobility Authority, 6.00%, 1/1/41	35	39,387
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	350	402,853
Metropolitan Transportation Authority, NY, 5.00%, 11/15/31	3,500	3,912,020
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	1,375	1,477,286
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	30,000	7,863,000
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	945	1,051,473
New York Thruway Authority, 5.00%, 1/1/37(3)	965	1,057,071
New York Thruway Authority, 5.00%, 1/1/42(3)	1,050	1,141,434
North Texas Tollway Authority, 5.75%, 1/1/38	5,000	5,422,100
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	750	819,465
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	1,450	1,501,475
St. Louis, MO, (Lambert-St. Louis International Airport), 6.625%, 7/1/34	5,000	5,809,900
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	2,625	3,161,760
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,520	1,796,518

		$37,328,998

Water and Sewer — 7.2%
Atlanta, GA, Water & Wastewater Revenue, 6.25%, 11/1/34	$3,000	$3,576,810
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	815	827,502
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,360	1,395,659
Marco Island, FL, Utility System, 5.00%, 10/1/34	550	602,278
Marco Island, FL, Utility System, 5.00%, 10/1/40	2,425	2,635,684
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,000	2,302,160

Security	Principal Amount (000’s omitted)	Value
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	$11,700	$13,127,751

		$24,467,844

Total Tax-Exempt Investments — 112.1% (identified cost $324,128,913)		$378,377,459

Other Assets, Less Liabilities — (12.1)%		$(40,720,961)

Net Assets — 100.0%		$337,656,498

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2012, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments is as follows:

Texas	13.5%
California	12.9%
New York	10.2%
Others, representing less than 10% individually	63.4%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 11.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 5.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2012, the aggregate value of these securities is $967,134 or 0.3% of the Trust’s net assets.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	175 U.S. 10-Year Treasury Note	Short	$(23,239,133)	$(23,340,625)	$(101,492)
9/12	125 U.S. 30-Year Treasury Bond	Short	(18,406,021)	(18,496,094)	(90,073)

					$(191,565)

At June 30, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $191,565.

The cost and unrealized appreciation (depreciation) of investments of the Trust at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$278,310,460

Gross unrealized appreciation	$55,654,997
Gross unrealized depreciation	(17,998)

Net unrealized appreciation	$55,636,999

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$378,377,459	$—	$378,377,459
Total Investments	$—	$378,377,459	$—	$378,377,459

Liability Description
Futures Contracts	$(191,565)	$—	$—	$(191,565)
Total	$(191,565)	$—	$—	$(191,565)

The Trust held no investments or other financial instruments as of March 31, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance National Municipal Opportunities Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2012